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[ALLEGHANY FUNDS LOGO]

                                ALLEGHANY FUNDS

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
ALLEGHANY/MONTAG & CALDWELL GROWTH FUND          ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED
                                                 FUND
ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND     ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND
ALLEGHANY/TAMRO LARGE CAP VALUE FUND             ALLEGHANY/MONTAG & CALDWELL BALANCED FUND
ALLEGHANY/CHICAGO TRUST TALON FUND               ALLEGHANY/CHICAGO TRUST BALANCED FUND
ALLEGHANY/TAMRO SMALL CAP FUND                   ALLEGHANY/CHICAGO TRUST BOND FUND
ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND     ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
ALLEGHANY/VEREDUS AGGRESSIVE GROWTH FUND         ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND
ALLEGHANY/VEREDUS SCITECH FUND

                       CLASS N SHARES AND CLASS I SHARES

                         SUPPLEMENT DATED MAY 11, 2001
     TO PROSPECTUS (CLASS N SHARES AND CLASS I SHARES) DATED MARCH 1, 2001

Class N Shares Prospectus

The following information replaces the information about the portfolio manager of ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND found on page 37 and all of the information on page 39, including the performance information shown on that page.

     Philip Tasho, CFA, is the portfolio manager of ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND. Mr. Tasho has been the Chief Investment Officer of TAMRO Capital Partners LLC since June 2000 and is a Vice President of Chicago Capital Management, Inc. Prior to that, Mr. Tasho served as Chief Executive Officer and Chief Investment Officer of Riggs Investment Management Corp. (RIMCO), from 1995 to May 2000. He has 20 years of investment management experience. He received his MBA from George Washington University.

The following information replaces the information about the portfolio manager of ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND found on page 38.

     Karen Van Cleave is the portfolio manager of ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND. Ms. Van Cleave is a Managing Director of Chicago Capital Management, Inc. She has been Senior Vice President of ABN AMRO Asset Management (USA) LLC since 1994 and is the portfolio manager for ABN AMRO Money Market Fund, ABN AMRO Government Money Market Fund and ABN AMRO Treasury Money Market Fund. She received her BS in Business Administration from Boston University.

CHICAGO CAPITAL MANAGEMENT, INC. - MONTAG & CALDWELL - VEREDUS ASSET MANAGEMENT
          - BLAIRLOGIE CAPITAL MANAGEMENT - TAMRO CAPITAL PARTNERS LLC
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     The following information replaces the information about one of the
Advisers, The Chicago Trust Company, found on p. 37.

     Effective May 11, 2001, Chicago Capital Management, Inc. is the Adviser to ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND, ALLEGHANY/CHICAGO TRUST TALON FUND, ALLEGHANY/CHICAGO TRUST BALANCED FUND, ALLEGHANY/CHICAGO TRUST BOND FUND, ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND and ALLEGHANY/ CHICAGO TRUST MONEY MARKET FUND. Chicago Capital Management is located at 171 N. Clark Street, Chicago, Illinois 60601. As of December 31, 2000, Chicago Capital Management and its affiliate, The Chicago Trust Company, managed approximately $11 billion in assets, consisting primarily of insurance, pension and profit sharing accounts, as well as accounts of high net worth individuals and families. Chicago Capital Management and The Chicago Trust Company are members of the ABN AMRO group of companies.

     Additional information:

     Effective May 11, 2001, TAMRO Capital Partners LLC ("TAMRO") is the Adviser to ALLEGHANY/ CHICAGO TRUST SMALL CAP VALUE FUND. The shareholders of the Fund approved the change in investment adviser at a meeting held on May 11, 2001. TAMRO is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO was founded in 2000 and is a member of ABN AMRO group of companies.

Class I Shares Prospectus

     The following information replaces the information about one of the Advisers, The Chicago Trust Company, found on page 21.

     Effective May 11, 2001, Chicago Capital Management, Inc. is the Adviser to ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND, ALLEGHANY/CHICAGO TRUST BALANCED FUND and ALLEGHANY/CHICAGO TRUST BOND FUND. Chicago Capital Management is located at 171 N. Clark Street, Chicago, Illinois 60601. As of December 31, 2000, Chicago Capital Management and its affiliate, The Chicago Trust Company, managed approximately $11 billion in assets, consisting primarily of insurance, pension and profit sharing accounts, as well as accounts of high net worth individuals and families. Chicago Capital Management and The Chicago Trust Company are members of the ABN AMRO group of companies.

     Additional information:

     Effective May 15, 2001, ALLEGHANY/CHICAGO TRUST BALANCED FUND will begin offering Class I Shares for sale to investors. Copies of the prospectus can be obtained by calling Alleghany Funds at 800 992-8151.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.